Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Summary of Cash, Cash Equivalents and Restricted Cash
The following table provides information about Cash, Cash Equivalents and Restricted Cash which are included in the Company’s consolidated balance sheets as of March 31, 2021 and 2022, respectively.

	Millions of yen
	2021	2022
Cash and Cash Equivalents	¥951,242	¥954,827
Restricted Cash	128,333	136,985

Cash, Cash Equivalents and Restricted Cash	¥1,079,575	¥1,091,812

Cash Payments	Cash payments during fiscal 2020, 2021 and 2022 are as follows:

	Millions of yen
	2020	2021	2022
Cash payments:
Interest	¥99,788	¥80,313	¥65,965
Income taxes, net	124,236	76,292	83,030